CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Loss for the period	$ (9,008,081)	$ (222,097,491)
Adjustment for:
Depreciation of property, plant and equipment and right-of-use assets	267,457	287,800
Impairment of property, plant and equipment and right-of-use assets		40,599
Amortization of intangible assets	138,078	136,489
Equity-settled share-based payment charge relating to the normal course of business	64,589	1,119,712
Equity-settled share-based payment charges relating to the Business Combination		69,772,785
Fair value movements	2,308,249	46,477,209
Foreign exchange movements	(698,142)	96,548
Share-based payment charge on acquisition of CIIG		81,551,286
Professional fees relating to the Business Combination		15,992,016
Gain on early termination of leases		(11,309)
Gain on disposal of shares in affiliates		(1,423)
Loss on disposal of property, plant and equipment	20,176
Finance income	(2,086)	(9,292)
Finance expense	1,169,261	560,009
Total adjustments to reconcile profit (loss)	(5,740,499)	(6,085,062)
Changes in:
Inventories	127,526	(572,083)
Trade and other receivables	(71,260)	(586,560)
Other non-current assets	(62,004)	73,520
Derivative assets	300,000
Trade and other payables	559,597	611,064
Other non-current liabilities	2,736	53,698
Cash generation from operating activities	(4,883,904)	(6,505,423)
Net cash used in operating activities	(4,883,904)	(6,505,423)
Cash flows from investing activities
Acquisition of property, plant and equipment	(25,074)	(173,335)
Acquisition of intangible assets	(15,665)	(123,662)
Proceeds on disposal of property, plant and equipment	1,651
Loan to related parties		1,834
Interest received	2,086	9,292
Net cash used in investing activities	(37,002)	(285,871)
Cash flows from financing activities
Drawdown of loans, net of issuance costs	277,220	1,570,124
Proceeds from the issuance of convertible loan notes, net of issuance costs	4,787,700	6,008,981
Repayment of loans	(585,223)	(84,606)
Payment of lease liabilities	(87,912)	(109,974)
Proceeds from the issuance of shares	1,365,348
Professional fees relating to the Business Combination		(1,680,440)
Interest paid	(159,825)	(55,248)
Net cash from financing activities	5,597,308	5,648,837
Net increase / (decrease) in cash and cash equivalents	676,402	(1,142,457)
Cash and cash equivalents at October 1, 2023 and 2022	823,223	1,963,087
Effect of exchange rate fluctuations on cash held	65,492	2,593
Cash and cash equivalents at September 30, 2024 and 2023	$ 1,565,117	$ 823,223